ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2024
ASSET RETIREMENT OBLIGATION
Schedule of asset retirement obligation

	December 31, 2024	December 31, 2023
	$	$
Opening balance	987	952
Increase due to reassessment of the rehabilitation obligation	514	-
Effect of change in discount rate	(56)	18
Accretion expense	18	17
Ending balance	1,463	987